Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Tax advantaged low income housing investments	$ 914	$ 918
Qualified affordable housing project investments, commitment	369	393
Qualified affordable housing project commitment - 2016	152
Qualified affordable housing project commitment - 2017	119
Qualified affordable housing project commitment - 2018	81
Qualified affordable housing project commitment - 2019	2
Qualified affordable housing project commitment - 2020	1
Qualified affordable housing project commitment - 2021 and thereafter	14
Affordable Housing Tax Credits and Other Tax Benefits, Amount	155	130	$ 128
Amortization expense included in the provision for income taxes	$ 115	$ 99	$ 96